Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity
There were no shares of Redeemable Convertible Preferred Stock outstanding as of December 31, 2021. Redeemable Convertible Preferred Stock as of December 31, 2020 consisted of the following (in thousands, except share data):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	55,399,943	55,399,943	$51,811	$55,000
Series A-2	64,718,940	49,700,364	46,480	49,342
Series B	41,937,960	41,937,960	118,824	204,302
Series C	24,497,317	24,496,946	117,324	121,397
Total Redeemable Convertible Preferred Stock	186,554,160	171,535,213	$334,439	$430,041